Meridian Growth Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Shares	Value
Common Stocks - 92.8%
Communication Services - 1.5%
Interactive Media & Services - 1.5%
Cargurus, Inc.[1]	469,272	$14,739,833
ZipRecruiter, Inc. Class A1	600,213	16,565,879
Total Communication Services		31,305,712
Consumer Discretionary - 14.3%
Auto Components - 0.5%
Fox Factory Holding Corp.[1]	71,118	10,279,396
Diversified Consumer Services - 2.5%
Frontdoor, Inc.[1]	759,405	31,819,069
Grand Canyon Education, Inc.[1]	251,248	22,099,774
		53,918,843
Hotels, Restaurants & Leisure - 0.5%
Sportradar Holding AG Class A (Switzerland)[1,2]	478,695	10,832,868
Household Durables - 0.5%
Purple Innovation, Inc.[1]	550,586	11,573,318
Internet & Direct Marketing Retail - 0.6%
Shutterstock, Inc.	118,372	13,413,915
Leisure Products - 0.4%
Polaris, Inc.[2]	70,477	8,433,278
Specialty Retail - 3.0%
Sally Beauty Holdings, Inc.[1]	2,685,263	45,246,681
Vroom, Inc.[1,2]	902,353	19,914,931
		65,161,612
Textiles, Apparel & Luxury Goods - 6.3%
Canada Goose Holdings, Inc. (Canada)[1]	361,080	12,879,724
Carter's, Inc.	103,193	10,034,487
Hanesbrands, Inc.	2,426,322	41,635,686
Skechers U.S.A., Inc. Class A1	1,319,820	55,590,818
Under Armour, Inc. Class C1	812,867	14,241,430
		134,382,145
Total Consumer Discretionary		307,995,375
Financials - 3.0%
Banks - 0.5%
Bank OZK	275,948	11,860,245
Capital Markets - 2.5%
LPL Financial Holdings, Inc.	160,785	25,204,657
Vector Acquisition Corp. Acquisition Date: 8/24/21, Cost $8,254,100[1,3]	825,410	11,316,784
WisdomTree Investments, Inc.[2]	2,989,317	16,949,427
		53,470,868
Total Financials		65,331,113
	Shares	Value
Health Care - 27.5%
Biotechnology - 6.4%
Adagio Therapeutics, Inc.[1,2]	66,419	$2,805,539
Adagio Therapeutics, Inc. Acquisition Date: 4/16/21, Cost $5,699,950[1,3]	364,980	13,104,242
Agios Pharmaceuticals, Inc.[1,2]	225,158	10,391,042
Allakos, Inc.[1]	77,701	8,226,205
C4 Therapeutics, Inc.[1,2]	229,608	10,258,885
CareDx, Inc.[1]	142,941	9,058,171
Deciphera Pharmaceuticals, Inc.[1]	258,198	8,773,568
Exact Sciences Corp.[1,2]	72,098	6,881,754
Heron Therapeutics, Inc.[1,2]	964,892	10,314,696
Kodiak Sciences, Inc.[1,2]	165,428	15,877,779
Precision BioSciences, Inc.[1]	408,976	4,719,583
SpringWorks Therapeutics, Inc.[1]	113,945	7,228,671
Veracyte, Inc.[1]	466,650	21,675,893
Viking Therapeutics, Inc.[1,2]	1,407,044	8,836,236
		138,152,264
Health Care Equipment & Supplies - 10.3%
ABIOMED, Inc.[1]	30,844	10,040,339
Axogen, Inc.[1]	960,631	15,177,970
Cooper Cos., Inc. (The)	24,599	10,167,013
Hologic, Inc. [1]	343,596	25,360,821
Integra LifeSciences Holdings Corp.[1]	142,073	9,729,159
Merit Medical Systems, Inc.[1]	665,280	47,767,104
Nevro Corp. [1]	70,403	8,193,501
Quidel Corp.[1,2]	183,920	25,960,308
STERIS Plc[1]	313,058	63,951,488
Talis Biomedical Corp.[1,2]	336,665	2,104,156
Talis Biomedical Corp. Acquisition Date: 11/3/20, Cost $4,750,000[1,3]	388,500	2,428,125
		220,879,984
Health Care Providers & Services - 5.6%
AMN Healthcare Services, Inc.[1]	169,665	19,469,059
Cano Health, Inc.[1,2]	1,680,000	21,302,400
Ginkgo Bioworks Holdings, Inc. Acquisition Date: 9/14/21, Cost $22,000,000[1,3]	2,200,000	25,498,000
HealthEquity, Inc.[1]	290,662	18,823,271
Henry Schein, Inc.[1]	258,326	19,674,108
MEDNAX, Inc.[1,2]	505,014	14,357,548
		119,124,386
Health Care Technology - 2.1%
Inovalon Holdings, Inc. Class A1	619,703	24,967,834

Meridian Funds	1	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2021 (Unaudited)
	Shares	Value
Omnicell, Inc.[1]	141,541	$21,008,931
		45,976,765
Life Sciences Tools & Services - 2.2%
Sotera Health Co.[1]	546,596	14,293,485
Syneos Health, Inc.[1]	374,429	32,755,049
		47,048,534
Pharmaceuticals - 0.9%
Arvinas, Inc.[1]	64,097	5,267,491
Revance Therapeutics, Inc.[1,2]	473,122	13,181,179
		18,448,670
Total Health Care		589,630,603
Industrials - 24.5%
Air Freight & Logistics - 2.5%
CH Robinson Worldwide, Inc.	379,679	33,032,073
Forward Air Corp.	239,483	19,881,879
		52,913,952
Commercial Services & Supplies - 7.2%
ABM Industries, Inc.	549,605	24,737,721
ACV Auctions, Inc. Class A1,2	1,021,808	18,280,145
Cimpress Plc (Ireland)[1,2]	190,856	16,572,027
Clean Harbors, Inc.[1]	322,241	33,471,173
Ritchie Bros. Auctioneers, Inc. (Canada)[2]	791,036	48,775,280
Xometry, Inc. Acquisition Date: 7/20/20 - 9/4/20, Cost $2,804,629[1,3]	274,226	13,442,421
		155,278,767
Electrical Equipment - 4.0%
Generac Holdings, Inc.[1]	99,934	40,840,028
Sensata Technologies Holding Plc[1]	825,869	45,191,551
		86,031,579
Machinery - 3.7%
John Bean Technologies Corp.[2]	83,216	11,696,009
Middleby Corp. (The)[1,2]	179,596	30,622,914
Tennant Co.	373,130	27,592,963
Woodward, Inc.	79,901	9,044,793
		78,956,679
Marine - 3.7%
Kirby Corp.[1]	400,160	19,191,674
Matson, Inc.	747,636	60,341,701
		79,533,375
Professional Services - 3.1%
Sterling Check Corp.[1]	330,269	8,573,783
TriNet Group, Inc.[1]	605,727	57,289,660
		65,863,443
	Shares	Value
Road & Rail - 0.3%
Heartland Express, Inc.	486,413	$7,792,336
Total Industrials		526,370,131
Information Technology - 21.4%
Electronic Equipment, Instruments & Components - 2.8%
Belden, Inc.	561,573	32,717,243
Trimble, Inc.[1]	335,348	27,582,373
		60,299,616
IT Services - 1.9%
Euronet Worldwide, Inc.[1]	219,581	27,948,269
Remitly Global, Inc.[1,2]	55,327	2,030,501
SolarWinds Corp.[2]	652,882	10,922,716
		40,901,486
Semiconductors & Semiconductor Equipment - 3.1%
ON Semiconductor Corp.[1]	1,454,974	66,594,160
Software - 13.6%
2U, Inc.[1,2]	1,286,438	43,185,724
8x8, Inc.[1]	779,435	18,230,985
ChannelAdvisor Corp.[1]	346,800	8,749,764
j2 Global, Inc.[1,2]	517,951	70,762,466
Mandiant, Inc.[1,2]	626,453	11,150,863
Mimecast Ltd.[1,2]	264,331	16,811,452
Momentive Global, Inc.[1]	1,178,582	23,100,207
N-Able, Inc.[1,2]	1,300,711	16,141,823
New Relic, Inc.[1]	316,455	22,711,975
Nuance Communications, Inc.[1]	463,379	25,504,380
Smartsheet, Inc. Class A1	202,394	13,928,755
Sumo Logic, Inc.[1,2]	578,181	9,320,278
Tenable Holdings, Inc.[1]	280,607	12,947,207
		292,545,879
Total Information Technology		460,341,141
Materials - 0.6%
Containers & Packaging - 0.6%
Graphic Packaging Holding Co.	662,508	12,614,152
Total Materials		12,614,152
Total Common Stocks - 92.8% (Cost $1,319,666,709)		1,993,588,227
Preferred Stocks - 2.3%
Consumer Discretionary - 0.7%
Internet & Direct Marketing Retail - 0.6%
Evolve Vacation Rental Network, Inc. Series 9 Acquisition Date: 5/29/20, Cost $4,499,999[1,3,4]	776,451	11,965,110

Meridian Funds	2	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2021 (Unaudited)
	Shares	Value
Specialty Retail - 0.1%
Capsule Corp. Series D Acquisition Date: 4/8/21, Cost $2,999,993[1,3,4]	207,016	$2,999,993
Total Consumer Discretionary		14,965,103
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Binx Health, Inc. Series E Acquisition Date: 5/26/21, Cost $8,500,136[1,3,4]	31,619	8,500,136
Total Health Care		8,500,136
Information Technology - 0.8%
Communications Equipment - 0.5%
Starry, Inc. Series C Acquisition Date: 5/14/18, Cost $4,220,000[1,3,4]	4,577,007	8,101,302
Starry, Inc. Series D Acquisition Date: 3/6/19, Cost $1,835,000[1,3,4]	1,283,217	2,271,294
		10,372,596
Software - 0.3%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $7,369,692[1,3,4]	167,493	7,369,692
Total Information Technology		17,742,288
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Apartment List, Inc. Series D Acquisition Date: 11/2/20 - 12/21/20, Cost $8,399,997[1,3,4]	2,299,479	8,898,984
Total Real Estate		8,898,984
Total Preferred Stocks - 2.3% (Cost $37,824,818)		50,106,511
Private Investment Funds - 1.3%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $4,037,882[1,3,5]	4,038	3,877,901
Rhino (E) Investment Holdings, LLC Acquisition Date: 7/10/20, Cost $10,236,000[1,3,6]	100	23,828,847
Total Private Investment Funds - 1.3% (Cost $14,273,882)		27,706,748
	Shares/ Principal Amount	Value
Short-Term Investments - 2.3%[7]
Money Market Funds - 1.4%
BlackRock Liquidity Funds, FedFund, Institutional Class, 0.03%	4,366,000	$4,366,000
Federated Treasury Obligations Fund, Institutional Class, 0.03%	3,423,000	3,423,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%	3,940,000	3,940,000
Goldman Sachs Financial Square Government Fund, Institutional Class, 0.03%	4,366,000	4,366,000
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 0.03%	4,190,000	4,190,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.03%	4,366,000	4,366,000
Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.03%	4,366,000	4,366,000
Total Money Market Funds (Cost $29,017,000)		29,017,000
Repurchase Agreements - 0.9%
Bank of America Securities, Inc., dated 9/30/21, due 10/1/21, 0.05% total to be received $8,146,056 (collateralized by various U.S. Government Sponsored Agency, 1.50% - 5.00%, 9/1/31 - 7/1/60, totaling $8,308,966)	$8,146,045	8,146,045

Meridian Funds	3	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2021 (Unaudited)
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 9/30/21, due 10/1/21, 0.05% total to be received $11,753,731 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 10/31/21 - 5/1/58, totaling $11,988,790)	$11,753,715	$11,753,715
Total Repurchase Agreements (Cost $19,899,760)		19,899,760
Total Short-Term Investments - 2.3% (Cost $48,916,760)		48,916,760
Total Investments - 98.7% (Cost $1,420,682,169)		2,120,318,246
Cash and Other Assets, Less Liabilities - 1.3%		28,121,095
Net Assets - 100.0%		$2,148,439,341
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at September 30, 2021. Total value of such securities at period-end amounts to $181,954,039 and represents 8.47% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $143,602,831 and represents 6.68% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	Rhino (E) Investment Holdings, LLC is a limited liability company that was organized to invest solely in Rivian Automotive, Inc. Series E Preferred Stock. The value of Rivian Automotive, Inc. is substantially the same as Rhino (E) Investment Holdings, LLC.
[7]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.meridianfund.com